REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Revenue [Abstract]
Disclosure of information about revenue [Table Text Block]
	Years ended December 31,
	2024	2023
Copper contained in concentrate	573,479	512,376
Copper price adjustments on settlement	1,533	818
Molybdenum concentrate	40,445	31,713
Molybdenum price adjustments on settlement	1,267	(1,013)
Silver (Note 19)	6,437	6,346
Total gross revenue	623,161	550,240
Less: Treatment and refining costs	(15,068)	(25,268)
Revenue	608,093	524,972